Consolidated Statements of Changes in Stockholders’ and Members’ Equity - USD ($)	Class 1 Preferred Units	Common Member Units	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total Members’ Equity	Common Stock Class A	Common Stock Class C	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 78,241,267		$ 13,173,784	$ (101,183,390)	$ (5,078,841)	$ (93,088,447)
Balance (in Shares) at Dec. 31, 2022	22,606	266,503
Shares issued	$ 21,004,132
Shares issued (in Shares)	21,004
Deemed dividend to redemption value	$ 53,219,200		(13,173,784)	(40,045,416)		(53,219,200)
Foreign currency translation					218,908	218,908				$ 218,908
Net loss				(5,160,561)		(5,160,561)				(5,160,561)
Balance at Dec. 31, 2023	$ 152,464,599			(146,389,367)	(4,859,933)	$ (151,249,300)				(151,249,300)
Balance (in Shares) at Dec. 31, 2023	43,610	266,503
Shares issued	$ 62,100,000
Shares issued (in Shares)	62,100
Deemed dividend to redemption value	$ 155,423,177			(155,423,177)						(155,423,177)
Recapitalization transaction	$ (369,987,776)		226,722,424	123,108,261			$ 4,056	$ 2,599	20,156,904	369,994,244
Recapitalization transaction (in Shares)	(105,710)	(266,503)					40,560,433	25,994,400
Foreign currency translation					(943,445)				(604,709)	(1,548,154)
Net loss				(12,343,670)					(87,511)	(12,431,181)
Noncontrolling interest acquired									426,409	426,409
Balance at Dec. 31, 2024			$ 226,722,424	$ (191,047,953)	$ (5,803,378)		$ 4,056	$ 2,599	$ 19,891,093	$ 49,768,841
Balance (in Shares) at Dec. 31, 2024							40,560,433	25,994,400